PLEDGED BANK DEPOSITS/BANK BALANCES AND CASH (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
PLEDGED BANK DEPOSITS/BANK BALANCES AND CASH
Cash on hand	$ 811,000	$ 40,000
Bank balances	253,908,000	152,868,000
Cash on hand and bank balances	254,719,000	152,908,000	$ 93,878,000	$ 89,546,000
Pledged bank deposits	2,855,000	3,086,000
Pledged bank deposits/Cash on hand and bank balances	$ 257,574,000	$ 155,994,000
Minimum
PLEDGED BANK DEPOSITS/BANK BALANCES AND CASH
Bank balance interest at market rate (%)	0	0
Bank deposits carrying interest rate (%)	0	0
Maximum
PLEDGED BANK DEPOSITS/BANK BALANCES AND CASH
Bank balance interest at market rate (%)	3.7	5.05
Bank deposits carrying interest rate (%)	5	4.25